AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT FINANCIAL STATEMENTS

December 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
American National Insurance Company and
Contract Owners of American National Variable Annuity Separate Account
Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the subaccounts of American National Variable Annuity Separate Account (the “Account”) listed in Appendix A, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A, and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts comprising the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The financial highlights for the year or period ended December 31, 2019 was audited by other auditors whose report, dated April 20, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the Account’s fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Houston, Texas
April 23, 2024

We have served as the auditor of American National Variable Annuity Separate Account since 2020.

Subaccount	Statement of Net Assets as of	Statements of Operations for the	Statements Of Changes in Net Assets for the	Financial Highlights for the
Alger Balanced Portfolio - Class I-2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Alger Capital Appreciation Portfolio - Class I-2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Alger Growth & Income Portfolio - Class I-2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Alger Large Cap Growth Portfolio - Class I-2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Alger Mid Cap Growth Portfolio - Class I-2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Alger Small Cap Growth Portfolio - Class I-2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Federated Hermes Fund for U.S. Government Securities II	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Federated Hermes High Income Bond Fund II - Primary Shares	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Federated Hermes Kaufmann Fund II - Primary Shares	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Federated Hermes Managed Volatility Fund II - Primary Shares	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Federated Hermes Quality Bond Fund II - Primary Shares	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Asset Manager Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Asset Manager Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Balanced Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Contrafund Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Contrafund Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Equity-Income Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Equity-Income Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Government Money Market Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Government Money Market Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Growth - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Growth and Income - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Growth and Income - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP High Income - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Index 500 Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Index 500 Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Mid Cap Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Mid Cap Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Overseas Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Value Portfolio - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Fidelity VIP Value Strategies - Service Class 2	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Fund	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Three Years Ended December 31, 2023 and Period from April 30, 2020* to December 31, 2020
Invesco V.I. Diversified Dividend Fund - Series I	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Invesco V.I. Equity and Income Fund	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Two Years ended December 31, 2023 and Period from April 30, 2021* to December 31,
Invesco V.I. Health Care Fund - Series I	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Invesco V.I. Global Real Estate Fund - Series I	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Invesco V.I. Managed Volatility Fund - Series I	-	-	-	Period from January 1, 2021 to April 30, 2021# and Year Ended December 31, 2020
Invesco V.I. Small Cap Equity Fund - Series I	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Invesco V.I. Technology Fund - Series I	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Lazard Retirement Emerging Markets Portfolio	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
Lazard Retirement Small-Mid Cap Portfolio	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
MFS Core Equity Portfolio - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
MFS Growth Series - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
MFS Investors Trust Series - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
MFS Research Series - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
T. Rowe Price Equity Income Portfolio	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
T. Rowe Price International Stock Portfolio	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
T. Rowe Price Limited-Term Bond Portfolio	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
T. Rowe Price Mid-Cap Growth Portfolio	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
VanEck VIP Emerging Markets Fund - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
VanEck VIP Global Resources Fund - Initial Class	December 31, 2023	Year Ended December 31, 2023	Two Years Ended December 31, 2023	Four Years Ended December 31, 2023
* Date represents commencement of operations.
# Date represents liquidation of operations

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Alger Balanced Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class I-2	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
ASSETS
Investments, at fair value	$456	$1,032	$462	$778	$594
Total assets	$456	$1,032	$462	$778	$594

NET ASSETS
Accumulation units	$456	$1,032	$462	$778	$594
Total net assets	$456	$1,032	$462	$778	$594

Units Outstanding	170,427	217,724	141,485	266,483	181,293

FUND SHARE INFORMATION
Number of shares	24,073	13,197	16,847	12,466	35,239
Cost of investment	$367	$1,117	$352	$832	$841

UNIT VALUE
Lowest	$1.98	$2.76	$2.29	$2.01	$2.35
Highest	$3.00	$5.24	$3.68	$3.46	$3.78

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Alger Balanced Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class I-2	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
NET INVESTMENT INCOME/(LOSS)
Dividends	$6	$—	$6	$—	$—
Mortality and expense charge	(4)	(7)	(4)	(9)	(6)
Net investment income/(loss)	$2	$(7)	$2	$(9)	$(6)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$8	$7	$26	$26	$(10)
Change in unrealized gains/(losses)	54	323	61	189	143
Net realized and change in unrealized gains/(losses) on investments	62	330	87	215	133
Increase/(decrease) in net assets from operations	$64	$323	$89	$206	$127
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Alger Small Cap Growth Portfolio - Class I-2	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
ASSETS
Investments, at fair value	$483	$319	$987	$310	$325
Total assets	$483	$319	$987	$310	$325

NET ASSETS
Accumulation units	$483	$319	$987	$310	$325
Total net assets	$483	$319	$987	$310	$325

Units Outstanding	174,647	220,244	323,141	74,742	144,702

FUND SHARE INFORMATION
Number of shares	29,244	34,145	174,315	17,844	36,011
Cost of investment	$710	$367	$1,058	$327	$365

UNIT VALUE
Lowest	$1.96	$1.07	$2.38	$3.07	$1.65
Highest	$3.14	$1.61	$3.41	$4.61	$2.43

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Alger Small Cap Growth Portfolio - Class I-2	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
NET INVESTMENT INCOME/(LOSS)
Dividends	$—	$8	$56	$—	$6
Mortality and expense charge	(4)	(2)	(8)	(3)	(2)
Net investment income/(loss)	$(4)	$6	$48	$(3)	$4
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$8	$(1)	$(28)	$(2)	$(4)
Change in unrealized gains/(losses)	62	6	86	44	24
Net realized and change in unrealized gains/(losses) on investments	70	5	58	42	20
Increase/(decrease) in net assets from operations	$66	$11	$106	$39	$24
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity VIP Asset Manager Growth Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Initial Class
ASSETS
Investments, at fair value	$97	$368	$150	$—	$18
Total assets	$97	$368	$150	$—	$18

NET ASSETS
Accumulation units	$97	$368	$150	$—	$18
Total net assets	$97	$368	$150	$—	$18

Units Outstanding	63,176	115,579	49,166	30	5,221

FUND SHARE INFORMATION
Number of shares	9,608	17,174	9,585	5	786
Cost of investment	$105	$294	$143	$—	$14

UNIT VALUE
Lowest	$1.34	$2.50	$2.51	$1.80	$2.80
Highest	$1.79	$4.14	$4.13	$2.61	$3.37

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity VIP Asset Manager Growth Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$2	$6	$3	$—	$—
Mortality and expense charge	(1)	(4)	(2)	—	—
Net investment income/(loss)	$1	$2	$1	$—	$—
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$(1)	$5	$1	$—	$1
Change in unrealized gains/(losses)	4	41	13	—	2
Net realized and change in unrealized gains/(losses) on investments	3	46	14	—	3
Increase/(decrease) in net assets from operations	$4	$48	$15	$—	$3
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Fidelity VIP Contrafund Portfolio - Initial Class	Fidelity VIP Contrafund Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Initial Class	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class
ASSETS
Investments, at fair value	$2,514	$3,063	$441	$268	$525
Total assets	$2,514	$3,063	$441	$268	$525

NET ASSETS
Accumulation units	$2,514	$3,063	$441	$268	$525
Total net assets	$2,514	$3,063	$441	$268	$525

Units Outstanding	270,975	577,106	59,938	82,531	396,386

FUND SHARE INFORMATION
Number of shares	51,695	65,397	17,741	11,209	525,479
Cost of investment	$1,930	$2,419	$419	$259	$525

UNIT VALUE
Lowest	$5.65	$3.52	$6.48	$2.53	$1.28
Highest	$12.92	$6.08	$7.36	$3.59	$1.33

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Contrafund Portfolio - Initial Class	Fidelity VIP Contrafund Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Initial Class	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$11	$7	$8	$4	$25
Mortality and expense charge	(31)	(28)	(6)	(2)	(7)
Net investment income/(loss)	$(20)	$(21)	$2	$2	$18
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$182	$186	$29	$8	$—
Change in unrealized gains/(losses)	481	618	5	12	—
Net realized and change in unrealized gains/(losses) on investments	663	804	34	20	—
Increase/(decrease) in net assets from operations	$643	$783	$36	$22	$18
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth - Initial Class	Fidelity VIP Growth and Income - Initial Class	Fidelity VIP Growth and Income - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Initial Class
ASSETS
Investments, at fair value	$2,340	$1,073	$101	$407	$722
Total assets	$2,340	$1,073	$101	$407	$722

NET ASSETS
Accumulation units	$2,340	$1,073	$101	$407	$722
Total net assets	$2,340	$1,073	$101	$407	$722

Units Outstanding	2,364,482	82,613	29,160	97,774	117,199

FUND SHARE INFORMATION
Number of shares	2,340,101	11,528	3,741	15,596	12,088
Cost of investment	$2,342	$895	$69	$337	$527

UNIT VALUE
Lowest	$0.86	$9.53	$2.94	$3.16	$3.08
Highest	$1.05	$13.05	$3.48	$4.65	$6.20

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth - Initial Class	Fidelity VIP Growth and Income - Initial Class	Fidelity VIP Growth and Income - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$104	$1	$2	$6	$—
Mortality and expense charge	(19)	(13)	(1)	(4)	(8)
Net investment income/(loss)	$85	$(12)	$1	$2	$(8)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$—	$84	$4	$44	$27
Change in unrealized gains/(losses)	—	216	10	19	210
Net realized and change in unrealized gains/(losses) on investments	—	300	14	63	237
Increase/(decrease) in net assets from operations	$85	$288	$15	$65	$229
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP High Income - Initial Class	Fidelity VIP Index 500 Portfolio - Initial Class	Fidelity VIP Index 500 Portfolio - Service Class 2	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
ASSETS
Investments, at fair value	$861	$53	$2,658	$2,323	$5
Total assets	$861	$53	$2,658	$2,323	$5

NET ASSETS
Accumulation units	$861	$53	$2,658	$2,323	$5
Total net assets	$861	$53	$2,658	$2,323	$5

Units Outstanding	174,721	18,840	330,396	594,549	2,084

FUND SHARE INFORMATION
Number of shares	14,845	11,443	5,755	5,103	488
Cost of investment	$703	$61	$1,316	$1,547	$6

UNIT VALUE
Lowest	$3.06	$2.57	$4.39	$2.67	$2.40
Highest	$5.87	$2.79	$11.59	$4.33	$2.63

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP High Income - Initial Class	Fidelity VIP Index 500 Portfolio - Initial Class	Fidelity VIP Index 500 Portfolio - Service Class 2	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$—	$3	$38	$27	$—
Mortality and expense charge	(9)	(1)	(35)	(18)	—
Net investment income/(loss)	$(9)	$2	$3	$9	$—
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$(25)	$(1)	$413	$154	$—
Change in unrealized gains/(losses)	302	3	158	313	—
Net realized and change in unrealized gains/(losses) on investments	277	2	571	467	—
Increase/(decrease) in net assets from operations	$268	$4	$574	$476	$—
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Overseas Portfolio - Initial Class	Fidelity VIP Value Portfolio - Service Class 2
ASSETS
Investments, at fair value	$987	$644	$2,006	$107	$203
Total assets	$987	$644	$2,006	$107	$203

NET ASSETS
Accumulation units	$987	$644	$2,006	$107	$203
Total net assets	$987	$644	$2,006	$107	$203

Units Outstanding	592,931	71,453	315,274	32,155	55,124

FUND SHARE INFORMATION
Number of shares	91,177	17,682	57,821	4,129	10,867
Cost of investment	$1,188	$611	$1,924	$103	$166

UNIT VALUE
Lowest	$1.23	$7.66	$4.75	$2.80	$2.71
Highest	$1.69	$9.09	$7.27	$3.33	$4.25

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Overseas Portfolio - Initial Class	Fidelity VIP Value Portfolio - Service Class 2
NET INVESTMENT INCOME/(LOSS)
Dividends	$24	$4	$7	$1	$2
Mortality and expense charge	(4)	(8)	(19)	(2)	(5)
Net investment income/(loss)	$20	$(4)	$(12)	$(1)	$(3)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$(21)	$19	$62	$12	$69
Change in unrealized gains/(losses)	53	63	198	9	(11)
Net realized and change in unrealized gains/(losses) on investments	32	82	260	21	58
Increase/(decrease) in net assets from operations	$52	$78	$248	$20	$55
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Fidelity VIP Value Strategies - Service Class 2	Invesco V.I. Discovery Mid Cap Growth Fund*	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Equity and Income Fund	Invesco V.I. Health Care Fund - Series I
ASSETS
Investments, at fair value	$327	$4	$79	$187	$97
Total assets	$327	$4	$79	$187	$97

NET ASSETS
Accumulation units	$327	$4	$79	$187	$97
Total net assets	$327	$4	$79	$187	$97

Units Outstanding	77,076	135	1,087	83,193	25,258

FUND SHARE INFORMATION
Number of shares	19,525	58	3,272	11,353	3,729
Cost of investment	$260	$3	$81	$214	$104

UNIT VALUE
Lowest	$2.99	$22.04	$55.91	$1.78	$2.84
Highest	$4.74	$29.09	$74.86	$2.58	$4.09

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Fidelity VIP Value Strategies - Service Class 2	Invesco V.I. Discovery Mid Cap Growth Fund*	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Equity and Income Fund	Invesco V.I. Health Care Fund - Series I
NET INVESTMENT INCOME/(LOSS)
Dividends	$3	$—	$2	$4	$—
Mortality and expense charge	(3)	—	—	(2)	(1)
Net investment income/(loss)	$—	$—	$2	$2	$(1)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$11	$(4)	$6	$7	$(1)
Change in unrealized gains/(losses)	41	4	(1)	7	3
Net realized and change in unrealized gains/(losses) on investments	52	—	5	14	2
Increase/(decrease) in net assets from operations	$52	$—	$7	$16	$1

* Formerly named Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	Invesco V.I. Global Real Estate Fund - Series I	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I	Lazard Retirement Emerging Markets Portfolio	Lazard Retirement Small-Mid Cap Portfolio
ASSETS
Investments, at fair value	$230	$89	$213	$83	$183
Total assets	$230	$89	$213	$83	$183

NET ASSETS
Accumulation units	$230	$89	$213	$83	$183
Total net assets	$230	$89	$213	$83	$183

Units Outstanding	66,391	29,717	83,837	21,440	37,691

FUND SHARE INFORMATION
Number of shares	16,473	5,150	11,534	3,978	13,526
Cost of investment	$259	$90	$234	$80	$223

UNIT VALUE
Lowest	$2.66	$2.37	$1.47	$3.19	$4.12
Highest	$4.32	$3.44	$2.85	$3.87	$4.95

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	Invesco V.I. Global Real Estate Fund - Series I	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I	Lazard Retirement Emerging Markets Portfolio	Lazard Retirement Small-Mid Cap Portfolio
NET INVESTMENT INCOME/(LOSS)
Dividends	$3	$—	$—	$4	$—
Mortality and expense charge	(3)	(1)	(2)	(1)	(2)
Net investment income/(loss)	$—	$(1)	$(2)	$3	$(2)
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$(5)	$(9)	$(9)	$1	$1
Change in unrealized gains/(losses)	21	24	78	12	15
Net realized and change in unrealized gains/(losses) on investments	16	15	69	13	16
Increase/(decrease) in net assets from operations	$16	$14	$67	$16	$14
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	MFS Core Equity Portfolio - Initial Class	MFS Growth Series - Initial Class	MFS Investors Trust Series - Initial Class	MFS Research Series - Initial Class	T. Rowe Price Equity Income Portfolio
ASSETS
Investments, at fair value	$286	$1,205	$185	$119	$1,541
Total assets	$286	$1,205	$185	$119	$1,541

NET ASSETS
Accumulation units	$286	$1,205	$185	$119	$1,541
Total net assets	$286	$1,205	$185	$119	$1,541

Units Outstanding	5,024	269,413	48,015	28,794	372,363

FUND SHARE INFORMATION
Number of shares	10,339	19,992	5,154	3,717	55,501
Cost of investment	$250	$1,069	$159	$107	$1,480

UNIT VALUE
Lowest	$44.99	$2.16	$2.72	$2.46	$3.12
Highest	$61.29	$6.85	$4.25	$4.39	$4.67
American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	MFS Core Equity Portfolio - Initial Class	MFS Growth Series - Initial Class	MFS Investors Trust Series - Initial Class	MFS Research Series - Initial Class	T. Rowe Price Equity Income Portfolio
NET INVESTMENT INCOME/(LOSS)
Dividends	$2	$—	$1	$1	$31
Mortality and expense charge	(3)	(12)	(2)	(1)	(15)
Net investment income/(loss)	$(1)	$(12)	$(1)	$—	$16
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$18	$112	$20	$6	$58
Change in unrealized gains/(losses)	37	217	9	15	47
Net realized and change in unrealized gains/(losses) on investments	55	329	29	21	105
Increase/(decrease) in net assets from operations	$54	$317	$28	$21	$121

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Net Assets
As of December 31, 2023
(Amounts in thousands except for unit and share information)

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
ASSETS
Investments, at fair value	$960	$407	$1,161	$139	$18
Total assets	$960	$407	$1,161	$139	$18

NET ASSETS
Accumulation units	$960	$407	$1,161	$139	$18
Total net assets	$960	$407	$1,161	$139	$18

Units outstanding	520,415	265,251	129,554	44,319	6,392

FUND SHARE INFORMATION
Number of shares	63,977	87,441	39,894	15,062	684
Cost of investment	$951	$424	$1,150	$177	$14

UNIT VALUE
Lowest	$1.27	$1.27	$5.06	$2.77	$2.61
Highest	$2.25	$1.70	$10.23	$3.24	$3.19

American National Variable Annuity Separate Account
Statements of Operations
Year ended December 31, 2023

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
NET INVESTMENT INCOME/(LOSS)
Dividends	$9	$14	$—	$5	$1
Mortality and expense charge	(7)	(4)	(15)	(2)	—
Net investment income/(loss)	$2	$10	$(15)	$3	$1
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
Net realized gains/(losses)	$(9)	$(4)	$83	$—	$—
Change in unrealized gains/(losses)	143	10	130	8	(1)
Net realized and change in unrealized gains/(losses) on investments	134	6	213	8	(1)
Increase/(decrease) in net assets from operations	$136	$16	$198	$11	$—

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Alger Balanced Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class I-2	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$2	$(7)	$2	$(9)	$(6)
Net realized gains/(losses)	8	7	26	26	(10)
Change in unrealized gains/(losses)	54	323	61	189	143
Increase/(decrease) in net assets from operations	$64	$323	$89	$206	$127
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$32	$35	$12	$13	$13
Policy terminations/withdrawals and charges	(28)	(102)	(33)	(118)	(188)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$4	$(67)	$(21)	$(105)	$(175)

INCREASE/(DECREASE) IN NET ASSETS	$68	$256	$68	$101	$(48)
NET ASSETS AT BEGINNING OF PERIOD	388	776	394	677	642
NET ASSETS AT END OF PERIOD	$456	$1,032	$462	$778	$594

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Alger Small Cap Growth Portfolio - Class I-2	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(4)	$6	$48	$(3)	$4
Net realized gains/(losses)	8	(1)	(28)	(2)	(4)
Change in unrealized gains/(losses)	62	6	86	44	24
Increase/(decrease) in net assets from operations	$66	$11	$106	$39	$24
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$22	$10	$55	$18	$18
Policy terminations/withdrawals and charges	(24)	(4)	(110)	(11)	(19)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(2)	$6	$(55)	$7	$(1)

INCREASE/(DECREASE) IN NET ASSETS	$64	$17	$51	$46	$23
NET ASSETS AT BEGINNING OF PERIOD	419	302	936	264	302
NET ASSETS AT END OF PERIOD	$483	$319	$987	$310	$325

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023

	Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity VIP Asset Manager Growth Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$1	$2	$1	$—	$—
Net realized gains/(losses)	(1)	5	1	—	1
Change in unrealized gains/(losses)	4	41	13	—	2
Increase/(decrease) in net assets from operations	$4	$48	$15	$—	$3
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$3	$3	$1	$—	$—
Policy terminations/withdrawals and charges	(2)	(13)	(7)	—	—
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$1	$(10)	$(6)	$—	$—

INCREASE/(DECREASE) IN NET ASSETS	$5	$38	$9	$—	$3
NET ASSETS AT BEGINNING OF PERIOD	92	330	141	—	15
NET ASSETS AT END OF PERIOD	$97	$368	$150	$—	$18

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Fidelity VIP Contrafund Portfolio - Initial Class	Fidelity VIP Contrafund Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Initial Class	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(20)	$(21)	$2	$2	$18
Net realized gains/(losses)	182	186	29	8	—
Change in unrealized gains/(losses)	481	618	5	12	—
Increase/(decrease) in net assets from operations	$643	$783	$36	$22	$18
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$8	$81	$1	$20	$5
Policy terminations/withdrawals and charges	(263)	(429)	(65)	(14)	(34)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(255)	$(348)	$(64)	$6	$(29)

INCREASE/(DECREASE) IN NET ASSETS	$388	$435	$(28)	$28	$(11)
NET ASSETS AT BEGINNING OF PERIOD	2,126	2,628	469	240	536
NET ASSETS AT END OF PERIOD	$2,514	$3,063	$441	$268	$525

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth - Initial Class	Fidelity VIP Growth and Income - Initial Class	Fidelity VIP Growth and Income - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$85	$(12)	$1	$2	$(8)
Net realized gains/(losses)	—	84	4	44	27
Change in unrealized gains/(losses)	—	216	10	19	210
Increase/(decrease) in net assets from operations	$85	$288	$15	$65	$229
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$351	$3	$—	$27	$2
Policy terminations/withdrawals and charges	(411)	(102)	—	(106)	(48)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(60)	$(99)	$—	$(79)	$(46)

INCREASE/(DECREASE) IN NET ASSETS	$25	$189	$15	$(14)	$183
NET ASSETS AT BEGINNING OF PERIOD	2,315	884	86	421	539
NET ASSETS AT END OF PERIOD	$2,340	$1,073	$101	$407	$722

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP High Income - Initial Class	Fidelity VIP Index 500 Portfolio - Initial Class	Fidelity VIP Index 500 Portfolio - Service Class 2	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(9)	$2	$3	$9	$—
Net realized gains/(losses)	(25)	(1)	413	154	—
Change in unrealized gains/(losses)	302	3	158	313	—
Increase/(decrease) in net assets from operations	$268	$4	$574	$476	$—
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$18	$1	$17	$109	$—
Policy terminations/withdrawals and charges	(134)	—	(544)	(277)	—
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(116)	$1	$(527)	$(168)	$—

INCREASE/(DECREASE) IN NET ASSETS	$152	$5	$47	$308	$—
NET ASSETS AT BEGINNING OF PERIOD	709	48	2,611	2,015	5
NET ASSETS AT END OF PERIOD	$861	$53	$2,658	$2,323	$5

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Overseas Portfolio - Initial Class	Fidelity VIP Value Portfolio - Service Class 2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$20	$(4)	$(12)	$(1)	$(3)
Net realized gains/(losses)	(21)	19	62	12	69
Change in unrealized gains/(losses)	53	63	198	9	(11)
Increase/(decrease) in net assets from operations	$52	$78	$248	$20	$55
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$72	$3	$49	$2	$5
Policy terminations/withdrawals and charges	(133)	(14)	(355)	(26)	(237)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(61)	$(11)	$(306)	$(24)	$(232)

INCREASE/(DECREASE) IN NET ASSETS	$(9)	$67	$(58)	$(4)	$(177)
NET ASSETS AT BEGINNING OF PERIOD	996	577	2,064	111	380
NET ASSETS AT END OF PERIOD	$987	$644	$2,006	$107	$203

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Fidelity VIP Value Strategies - Service Class 2	Invesco V.I. Discovery Mid Cap Growth Fund*	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Equity and Income Fund	Invesco V.I. Health Care Fund - Series I
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$—	$—	$2	$2	$(1)
Net realized gains/(losses)	11	(4)	6	7	(1)
Change in unrealized gains/(losses)	41	4	(1)	7	3
Increase/(decrease) in net assets from operations	$52	$—	$7	$16	$1
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$16	$—	$11	$9	$11
Policy terminations/withdrawals and charges	(8)	(8)	(17)	(8)	(10)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$8	$(8)	$(6)	$1	$1

INCREASE/(DECREASE) IN NET ASSETS	$60	$(8)	$1	$17	$2
NET ASSETS AT BEGINNING OF PERIOD	267	12	78	170	95
NET ASSETS AT END OF PERIOD	$327	$4	$79	$187	$97

* Formerly named Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	Invesco V.I. Global Real Estate Fund - Series I	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I	Lazard Retirement Emerging Markets Portfolio	Lazard Retirement Small-Mid Cap Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$—	$(1)	$(2)	$3	$(2)
Net realized gains/(losses)	(5)	(9)	(9)	1	1
Change in unrealized gains/(losses)	21	24	78	12	15
Increase/(decrease) in net assets from operations	$16	$14	$67	$16	$14
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$14	$7	$10	$—	$5
Policy terminations/withdrawals and charges	(23)	(68)	(18)	(7)	—
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(9)	$(61)	$(8)	$(7)	$5

INCREASE/(DECREASE) IN NET ASSETS	$7	$(47)	$59	$9	$19
NET ASSETS AT BEGINNING OF PERIOD	223	136	154	74	164
NET ASSETS AT END OF PERIOD	$230	$89	$213	$83	$183

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	MFS Core Equity Portfolio - Initial Class	MFS Growth Series - Initial Class	MFS Investors Trust Series - Initial Class	MFS Research Series - Initial Class	T. Rowe Price Equity Income Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(1)	$(12)	$(1)	$—	$16
Net realized gains/(losses)	18	112	20	6	58
Change in unrealized gains/(losses)	37	217	9	15	47
Increase/(decrease) in net assets from operations	$54	$317	$28	$21	$121
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$8	$36	$5	$2	$61
Policy terminations/withdrawals and charges	(41)	(72)	(27)	(2)	(190)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(33)	$(36)	$(22)	$—	$(129)

INCREASE/(DECREASE) IN NET ASSETS	$21	$281	$6	$21	$(8)
NET ASSETS AT BEGINNING OF PERIOD	265	924	179	98	1,549
NET ASSETS AT END OF PERIOD	$286	$1,205	$185	$119	$1,541

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2023
(Amounts in thousands)

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$2	$10	$(15)	$3	$1
Net realized gains/(losses)	(9)	(4)	83	—	—
Change in unrealized gains/(losses)	143	10	130	8	(1)
Increase/(decrease) in net assets from operations	$136	$16	$198	$11	$—
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$48	$32	$19	$1	$—
Policy terminations/withdrawals and charges	(141)	(57)	(274)	—	(7)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(93)	$(25)	$(255)	$1	$(7)

INCREASE/(DECREASE) IN NET ASSETS	$43	$(9)	$(57)	$12	$(7)
NET ASSETS AT BEGINNING OF PERIOD	917	416	1,218	127	25
NET ASSETS AT END OF PERIOD	$960	$407	$1,161	$139	$18

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Alger Balanced Portfolio - Class I-2	Alger Capital Appreciation Portfolio - Class I-2	Alger Growth & Income Portfolio - Class I-2	Alger Large Cap Growth Portfolio - Class I-2	Alger Mid Cap Growth Portfolio - Class I-2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$1	$(8)	$2	$(9)	$(8)
Net realized gains/(losses)	31	11	68	51	(22)
Change in unrealized gains/(losses)	(88)	(583)	(150)	(484)	(385)
Increase/(decrease) in net assets from operations	$(56)	$(580)	$(80)	$(442)	$(415)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$29	$32	$13	$37	$20
Policy terminations/withdrawals and charges	(88)	(335)	(70)	(48)	(123)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(59)	$(303)	$(57)	$(11)	$(103)

INCREASE/(DECREASE) IN NET ASSETS	$(115)	$(883)	$(137)	$(453)	$(518)
NET ASSETS AT BEGINNING OF PERIOD	503	1,659	531	1,130	1,160
NET ASSETS AT END OF PERIOD	$388	$776	$394	$677	$642

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Alger Small Cap Growth Portfolio - Class I-2	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes High Income Bond Fund II - Primary Shares	Federated Hermes Kaufmann Fund II - Primary Shares	Federated Hermes Managed Volatility Fund II - Primary Shares
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(4)	$4	$44	$(3)	$5
Net realized gains/(losses)	62	(2)	(11)	17	76
Change in unrealized gains/(losses)	(326)	(48)	(169)	(162)	(139)
Increase/(decrease) in net assets from operations	$(268)	$(46)	$(136)	$(148)	$(58)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$79	$35	$45	$27	$17
Policy terminations/withdrawals and charges	(64)	(25)	(75)	(104)	(72)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$15	$10	$(30)	$(77)	$(55)

INCREASE/(DECREASE) IN NET ASSETS	$(253)	$(36)	$(166)	$(225)	$(113)
NET ASSETS AT BEGINNING OF PERIOD	672	338	1,102	489	415
NET ASSETS AT END OF PERIOD	$419	$302	$936	$264	$302

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Federated Hermes Quality Bond Fund II - Primary Shares	Fidelity VIP Asset Manager Growth Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Initial Class	Fidelity VIP Asset Manager Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$2	$1	$1	$—	$—
Net realized gains/(losses)	(1)	34	12	—	1
Change in unrealized gains/(losses)	(13)	(111)	(43)	—	(5)
Increase/(decrease) in net assets from operations	$(12)	$(76)	$(30)	$—	$(4)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$3	$—	$—	$—	$—
Policy terminations/withdrawals and charges	(50)	(24)	(39)	—	(1)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(47)	$(24)	$(39)	$—	$(1)

INCREASE/(DECREASE) IN NET ASSETS	$(59)	$(100)	$(69)	$—	$(5)
NET ASSETS AT BEGINNING OF PERIOD	151	430	210	—	20
NET ASSETS AT END OF PERIOD	$92	$330	$141	$—	$15

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Fidelity VIP Contrafund Portfolio - Initial Class	Fidelity VIP Contrafund Portfolio - Service Class 2	Fidelity VIP Equity-Income Portfolio - Initial Class	Fidelity VIP Equity-Income Portfolio - Service Class 2	Fidelity VIP Government Money Market Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(20)	$(21)	$2	$2	$—
Net realized gains/(losses)	168	199	29	64	—
Change in unrealized gains/(losses)	(994)	(1,204)	(66)	(83)	—
Increase/(decrease) in net assets from operations	$(846)	$(1,026)	$(35)	$(17)	$—
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$12	$63	$1	$33	$3
Policy terminations/withdrawals and charges	(191)	(231)	(80)	(284)	(64)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(179)	$(168)	$(79)	$(251)	$(61)

INCREASE/(DECREASE) IN NET ASSETS	$(1,025)	$(1,194)	$(114)	$(268)	$(61)
NET ASSETS AT BEGINNING OF PERIOD	3,151	3,822	583	508	597
NET ASSETS AT END OF PERIOD	$2,126	$2,628	$469	$240	$536
See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Fidelity VIP Government Money Market Portfolio - Service Class 2	Fidelity VIP Growth - Initial Class	Fidelity VIP Growth and Income - Initial Class	Fidelity VIP Growth and Income - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$10	$(8)	$—	$2	$(8)
Net realized gains/(losses)	—	136	13	21	180
Change in unrealized gains/(losses)	—	(450)	(21)	(53)	(518)
Increase/(decrease) in net assets from operations	$10	$(322)	$(8)	$(30)	$(346)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$440.00	$5	$—	$43	$17
Policy terminations/withdrawals and charges	(726)	(134)	(22)	(50)	(58)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(286)	$(129)	$(22)	$(7)	$(41)

INCREASE/(DECREASE) IN NET ASSETS	$(276)	$(451)	$(30)	$(37)	$(387)
NET ASSETS AT BEGINNING OF PERIOD	2,591	1,335	116	458	926
NET ASSETS AT END OF PERIOD	$2,315	$884	$86	$421	$539

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP High Income - Initial Class	Fidelity VIP Index 500 Portfolio - Initial Class	Fidelity VIP Index 500 Portfolio - Service Class 2	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(9)	$2	$3	$8	$—
Net realized gains/(losses)	183	(1)	245	59	—
Change in unrealized gains/(losses)	(645)	(8)	(930)	(544)	(1)
Increase/(decrease) in net assets from operations	$(471)	$(7)	$(682)	$(477)	$(1)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$35	$2	$8	$81	$—
Policy terminations/withdrawals and charges	(69)	(2)	(298)	(88)	(1)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(34)	$—	$(290)	$(7)	$(1)

INCREASE/(DECREASE) IN NET ASSETS	$(505)	$(7)	$(972)	$(484)	$(2)
NET ASSETS AT BEGINNING OF PERIOD	1,214	55	3,583	2,499	7
NET ASSETS AT END OF PERIOD	$709	$48	$2,611	$2,015	$5

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	Fidelity VIP Mid Cap Portfolio - Initial Class	Fidelity VIP Mid Cap Portfolio - Service Class 2	Fidelity VIP Overseas Portfolio - Initial Class	Fidelity VIP Value Portfolio - Service Class 2
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$17	$(6)	$(17)	$(1)	$—
Net realized gains/(losses)	53	46	157	3	28
Change in unrealized gains/(losses)	(225)	(160)	(608)	(45)	(51)
Increase/(decrease) in net assets from operations	$(155)	$(120)	$(468)	$(43)	$(23)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$62	$3	$35	$1	$3
Policy terminations/withdrawals and charges	(49)	(55)	(569)	(10)	(92)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$13	$(52)	$(534)	$(9)	$(89)

INCREASE/(DECREASE) IN NET ASSETS	$(142)	$(172)	$(1,002)	$(52)	$(112)
NET ASSETS AT BEGINNING OF PERIOD	1,138	749	3,066	163	492
NET ASSETS AT END OF PERIOD	$996	$577	$2,064	$111	$380

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Fidelity VIP Value Strategies - Service Class 2	Invesco V.I. Discovery Mid Cap Growth Fund*	Invesco V.I. Diversified Dividend Fund - Series I	Invesco V.I. Equity and Income Fund	Invesco V.I. Health Care Fund - Series I
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(1)	$—	$—	$1	$(1)
Net realized gains/(losses)	13	(10)	10	22	20
Change in unrealized gains/(losses)	(38)	(37)	(13)	(40)	(42)
Increase/(decrease) in net assets from operations	$(26)	$(47)	$(3)	$(17)	$(23)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$12	$1	$5	$8	$6
Policy terminations/withdrawals and charges	(15)	(110)	(6)	(22)	(60)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(3)	$(109)	$(1)	$(14)	$(54)

INCREASE/(DECREASE) IN NET ASSETS	$(29)	$(156)	$(4)	$(31)	$(77)
NET ASSETS AT BEGINNING OF PERIOD	296	168	82	201	172
NET ASSETS AT END OF PERIOD	$267	$12	$78	$170	$95

* Formerly named Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	Invesco V.I. Global Real Estate Fund - Series I	Invesco V.I. Small Cap Equity Fund - Series I	Invesco V.I. Technology Fund - Series I	Lazard Retirement Emerging Markets Portfolio	Lazard Retirement Small-Mid Cap Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$4	$(2)	$(2)	$2	$(2)
Net realized gains/(losses)	(7)	37	98	6	49
Change in unrealized gains/(losses)	(96)	(79)	(232)	(22)	(81)
Increase/(decrease) in net assets from operations	$(99)	$(44)	$(136)	$(14)	$(34)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$9	$4	$10	$—	$—
Policy terminations/withdrawals and charges	(149)	(49)	(120)	(24)	(4)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(140)	$(45)	$(110)	$(24)	$(4)

INCREASE/(DECREASE) IN NET ASSETS	$(239)	$(89)	$(246)	$(38)	$(38)
NET ASSETS AT BEGINNING OF PERIOD	462	225	400	112	202
NET ASSETS AT END OF PERIOD	$223	$136	$154	$74	$164

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	MFS Core Equity Portfolio - Initial Class	MFS Growth Series - Initial Class	MFS Investors Trust Series - Initial Class	MFS Research Series - Initial Class	T. Rowe Price Equity Income Portfolio
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(2)	$(13)	$(1)	$—	$13
Net realized gains/(losses)	36	245	36	18	103
Change in unrealized gains/(losses)	(95)	(772)	(77)	(42)	(201)
Increase/(decrease) in net assets from operations	$(61)	$(540)	$(42)	$(24)	$(85)
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$5	$34	$4	$3	$32
Policy terminations/withdrawals and charges	(25)	(322)	(40)	(28)	(334)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(20)	$(288)	$(36)	$(25)	$(302)

INCREASE/(DECREASE) IN NET ASSETS	$(81)	$(828)	$(78)	$(49)	$(387)
NET ASSETS AT BEGINNING OF PERIOD	346	1,752	257	147	1,936
NET ASSETS AT END OF PERIOD	$265	$924	$179	$98	$1,549

See accompanying notes to the financial statements.

American National Variable Annuity Separate Account
Statements of Changes in Net Assets
Year ended December 31, 2022
(Amounts in thousands)

	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Mid-Cap Growth Portfolio	VanEck VIP Emerging Markets Fund - Initial Class	VanEck VIP Global Resources Fund - Initial Class
INCREASE/(DECREASE) IN NET ASSETS
Net investment income/(loss)	$(1)	$4	$(17)	$(2)	$—
Net realized gains/(losses)	(2)	(1)	40	32	—
Change in unrealized gains/(losses)	(197)	(28)	(417)	(77)	2
Increase/(decrease) in net assets from operations	$(200)	$(25)	$(394)	$(47)	$2
INCREASE/(DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Payments received from contract owners	$41	$24	$5	$—	$—
Policy terminations/withdrawals and charges	(266)	(40)	(55)	(18)	(10)
Contract maintenance fees	—	—	—	—	—
Increase/(decrease) in net assets from contract transactions	$(225)	$(16)	$(50)	$(18)	$(10)

INCREASE/(DECREASE) IN NET ASSETS	$(425)	$(41)	$(444)	$(65)	$(8)
NET ASSETS AT BEGINNING OF PERIOD	1,342	457	1,662	192	33
NET ASSETS AT END OF PERIOD	$917	$416	$1,218	$127	$25

See accompanying notes to the financial statements.

(1)       ORGANIZATION

American National Variable Annuity Separate Account (“ the Separate Account”) was established on July 30, 1991 under Texas law as a separate investment account of American National Insurance Company (“the Sponsor”). The Separate Account began operations on April 20, 1994. The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support variable annuity products issued by the Sponsor. The Separate Account is registered with the SEC under the Investment Company Act of 1940, as amended, as a unit investment trust.
The Separate Account’s assets are segregated from the Sponsor’s general assets and are used only to support the following variable annuity products issued by the Sponsor:

WealthQuest Variable Annuity II
Investrac Gold Variable Annuity
WealthQuest III Variable Annuity - No Rider
WealthQuest III Variable Annuity - 6 yr Ratchet
WealthQuest III Variable Annuity - 3% Rollup
WealthQuest III Variable Annuity - 5% Rollup
WealthQuest III Group Unallocated Variable Annuity

These financial statements report the results of the subaccounts for the various variable annuity products. As of December 31, 2023, there are 55 active subaccounts within the Separate Account:

Alger Balanced Portfolio - Class I-2	Fidelity VIP Index 500 Portfolio - Service Class 2
Alger Capital Appreciation Portfolio - Class I-2	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
Alger Growth & Income Portfolio - Class I-2	Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
Alger Large Cap Growth Portfolio - Class I-2	Fidelity VIP Mid Cap Portfolio - Initial Class
Alger Mid Cap Growth Portfolio - Class I-2	Fidelity VIP Mid Cap Portfolio - Service Class 2
Alger Small Cap Growth Portfolio - Class I-2	Fidelity VIP Overseas Portfolio - Initial Class
Federated Hermes Fund for U.S. Government Securities II	Fidelity VIP Value Portfolio - Service Class 2
Federated Hermes High Income Bond Fund II - Primary Shares	Fidelity VIP Value Strategies - Service Class 2
Federated Hermes Kaufmann Fund II - Primary Shares	Invesco V.I. Discovery Mid Cap Growth Fund
Federated Hermes Managed Volatility Fund II - Primary Shares	Invesco V.I. Diversified Dividend Fund - Series I
Federated Hermes Quality Bond Fund II - Primary Shares	Invesco V.I. Equity and Income Fund
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	Invesco V.I. Health Care Fund - Series I
Fidelity VIP Asset Manager Portfolio - Initial Class	Invesco V.I. Global Real Estate Fund - Series I
Fidelity VIP Asset Manager Portfolio - Service Class 2	Invesco V.I. Small Cap Equity Fund - Series I
Fidelity VIP Balanced Portfolio - Initial Class	Invesco V.I. Technology Fund - Series I
Fidelity VIP Contrafund Portfolio - Initial Class	Lazard Retirement Emerging Markets Portfolio
Fidelity VIP Contrafund Portfolio - Service Class 2	Lazard Retirement Small-Mid Cap Portfolio
Fidelity VIP Equity-Income Portfolio - Initial Class	MFS Core Equity Portfolio - Initial Class
Fidelity VIP Equity-Income Portfolio - Service Class 2	MFS Growth Series - Initial Class
Fidelity VIP Government Money Market Portfolio - Initial Class	MFS Investors Trust Series - Initial Class
Fidelity VIP Government Money Market Portfolio - Service Class 2	MFS Research Series - Initial Class
Fidelity VIP Growth - Initial Class	T. Rowe Price Equity Income Portfolio
Fidelity VIP Growth and Income - Initial Class	T. Rowe Price International Stock Portfolio
Fidelity VIP Growth and Income - Service Class 2	T. Rowe Price Limited-Term Bond Portfolio
Fidelity VIP Growth Opportunities Portfolio - Initial Class	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	VanEck VIP Emerging Markets Fund - Initial Class
Fidelity VIP High Income - Initial Class	VanEck VIP Global Resources Fund - Initial Class
Fidelity VIP Index 500 Portfolio - Initial Class

Although not all subaccounts are offered in each product, each of the subaccounts is invested only in a corresponding portfolio of the following mutual fund companies: The Alger Portfolios, Federated Hermes Insurance Series, Fidelity Variable Insurance Products, Invesco Variable Insurance Funds, MFS Variable Insurance Trust, VanEck VIP Trust, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc. and Lazard Retirement Series.

(2)       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Separate Account have been prepared on an accrual basis in accordance with U.S. generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946.
Estimates
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of the financial statements. Actual results in the future could differ from management’s estimates.
Investments - Investments in shares of the separate investment portfolios are stated at fair value. The determination of fair value is based on a three-tier hierarchy as follows:
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect American National Group's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair values for the shares of the separate investment portfolios are determined through a quoted market price from each respective portfolio, which meets the level one hierarchy definition. The net asset value for each share is equal to the quoted market price. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. The difference between cost and fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments. Capital gain distributions and dividends from mutual funds are recorded and reinvested upon receipt.
Federal Taxes - The operations of the Separate Account form part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the unit values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

(3)       SHARES PURCHASES AND SALES

For the year ended December 31, 2023, the aggregate cost of purchases (including reinvestment of dividend distributions and transfers between mutual fund portfolios) and proceeds from sales of investments in the mutual portfolios were as follows (in thousands):
Sub-account	Purchases	Sales
Alger Balanced Portfolio - Class I-2	$32	$29
Alger Capital Appreciation Portfolio - Class I-2	35	102
Alger Growth & Income Portfolio - Class I-2	12	33
Alger Large Cap Growth Portfolio - Class I-2	13	118
Alger Mid Cap Growth Portfolio - Class I-2	13	187
Alger Small Cap Growth Portfolio - Class I-2	22	24
Federated Hermes Fund for U.S. Government Securities II	10	3
Federated Hermes High Income Bond Fund II - Primary Shares	55	110
Federated Hermes Kaufmann Fund II - Primary Shares	18	10
Federated Hermes Managed Volatility Fund II - Primary Shares	18	19
Federated Hermes Quality Bond Fund II - Primary Shares	3	3
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	3	13
Fidelity VIP Asset Manager Portfolio - Initial Class	1	8
Fidelity VIP Asset Manager Portfolio - Service Class 2	—	—
Fidelity VIP Balanced Portfolio - Initial Class	—	1
Fidelity VIP Contrafund Portfolio - Initial Class	8	263
Fidelity VIP Contrafund Portfolio - Service Class 2	81	429
Fidelity VIP Equity-Income Portfolio - Initial Class	1	65
Fidelity VIP Equity-Income Portfolio - Service Class 2	20	15
Fidelity VIP Government Money Market Portfolio - Initial Class	5	33
Fidelity VIP Government Money Market Portfolio - Service Class 2	351	411
Fidelity VIP Growth - Initial Class	3	102
Fidelity VIP Growth and Income - Initial Class	—	—
Fidelity VIP Growth and Income - Service Class 2	27	106
Fidelity VIP Growth Opportunities Portfolio - Initial Class	2	47
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	18	135
Fidelity VIP High Income - Initial Class	1	1
Fidelity VIP Index 500 Portfolio - Initial Class	17	544
Fidelity VIP Index 500 Portfolio - Service Class 2	109	276
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	—	—
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	72	133
Fidelity VIP Mid Cap Portfolio - Initial Class	3	13
Fidelity VIP Mid Cap Portfolio - Service Class 2	49	357
Fidelity VIP Overseas Portfolio - Initial Class	2	27
Fidelity VIP Value Portfolio - Service Class 2	5	236
Fidelity VIP Value Strategies - Service Class 2	16	8
Invesco V.I. Discovery Mid Cap Growth Fund*	—	10
Invesco V.I. Diversified Dividend Fund - Series I	11	16
Invesco V.I. Equity and Income Fund	9	9
Invesco V.I. Health Care Fund - Series I	11	11
Invesco V.I. Global Real Estate Fund - Series I	14	24
Invesco V.I. Small Cap Equity Fund - Series I	7	68
Invesco V.I. Technology Fund - Series I	10	19
Lazard Retirement Emerging Markets Portfolio	—	6
Lazard Retirement Small-Mid Cap Portfolio	5	1
MFS Core Equity Portfolio - Initial Class	8	40
MFS Growth Series - Initial Class	36	72
MFS Investors Trust Series - Initial Class	5	27
MFS Research Series - Initial Class	2	2
T. Rowe Price Equity Income Portfolio	61	189
T. Rowe Price International Stock Portfolio	48	139
T. Rowe Price Limited-Term Bond Portfolio	32	57
T. Rowe Price Mid-Cap Growth Portfolio	19	273
VanEck VIP Emerging Markets Fund - Initial Class	1	—
VanEck VIP Global Resources Fund - Initial Class	—	6
Total	$1,304	$4,830

* Formerly named Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

(4)       POLICY CHARGES AND DEDUCTIONS

Mortality and Expense Risk Charges - Mortality risk and expense risk charges are assessed daily against the Separate
Account net assets. This fee was assessed during 2023 on policies in both the accumulation period and the annuity period, and varied by product as follows:

WealthQuest Variable Annuity II	1.15%
Investrac Gold Variable Annuity	1.25%
Group Unallocated Variable Annuity	0.35%
WealthQuest III Variable Annuity	1.10% (with No Riders, accumulation period)
WealthQuest III Variable Annuity	1.15% (with No Riders, annuity period)
WealthQuest III Variable Annuity	1.20% (with Minimum Guaranteed. Death Benefit Rider, 6 year Ratchet)
WealthQuest III Variable Annuity	1.30% (3% Guaranteed Death Benefit Rider)
WealthQuest III Variable Annuity	1.45% (5% Guaranteed Death Benefit Rider)

Administrative Charges - The Sponsor’s administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee ranges between $0 and $35 and is generally waived for those contract values greater than $50,000. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. The administrative asset fee ranges between 0.10% and 0.90% annually for all contracts. These charges are deducted through redemption of units of interest from applicable contract owners’ accounts. The Group Unallocated Variable Annuity annual administration fees based on total contract value are as follows:

$0 - 500,000	0.90%
$500,001 - 1,000,000	0.70%
$1,000,001 - 3,000,000	0.50%
$3,000,001 - 5,000,000	0.25%
$5,000,001 and above	—%

The administrative charges are imposed directly and charged directly to the contract owner accounts through the redemption of units.

Surrender Charge - On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of contract years from date of issue. The surrender charge ranges from a maximum of 7% to 0% depending upon the product and year of withdrawal. The surrender charge is imposed directly to the contract owner accounts through the redemption of units.

Transfer Charge - A range between $0 and $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts. The transfer charge is imposed directly to the contract owner accounts through the redemption of units.

Premium Charge - Premium taxes for certain jurisdictions are deducted from premiums paid based on state of residence.
The Sponsor’s current practice is to deduct any state imposed premium tax from purchase payments. If a state only imposes premium taxes upon annuitization, the Sponsor will deduct these taxes from the contract value upon annuitization. The premium charge is imposed directly to the contract owner accounts through the redemption of units.

(5)       FINANCIAL HIGHLIGHTS

The Sponsor sells a number of variable annuity products having unique combinations of features and fees that are charged against the policyholder’s account balance (see Note 4). Differences in fee structures result in a variety of expense ratios and total returns. The unit value, the expense ratio and the total returns are presented for the product with the lowest and highest expense ratio:

		Units		Unit Value	Net Assets		Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s	)	Lowest to Highest	(000s	)	Income Ratio	Lowest to Highest	Lowest to Highest
Alger Balanced Portfolio - Class I-2
December 31,	2023	170		2.45 to 2.31	456		1.86	1.20 to 1.55	16.11 to 15.50
December 31,	2022	170		2.11 to 2.00	388		5.77	1.20 to 1.55	(12.81) to (12.66)
December 31,	2021	196		2.42 to 2.29	503		3.69	1.20 to 1.55	16.91 to 16.24
December 31,	2020	211		2.07 to 1.97	459		1.22	1.20 to 1.55	8.95 to 8.84
December 31,	2019	284		1.81 to 2.24	561		3.82	1.20 to 1.55	17.53 to 19.15
Alger Capital Appreciation Portfolio - Class I-2
December 31,	2023	218		4.27 to 4.03	1,032		—	1.20 to 1.55	41.39 to 40.91
December 31,	2022	234		3.02 to 2.86	776		7.12	1.20 to 1.55	(37.47) to (37.42)
December 31,	2021	311		4.83 to 4.57	1,659		21.32	1.20 to 1.55	17.52 to 17.18
December 31,	2020	343		4.11 to 3.90	1,538		12.79	1.20 to 1.55	40.27 to 39.78
December 31,	2019	472		2.72 to 3.45	1,505		12.13	1.20 to 1.55	31.39 to 33.20
Alger Growth & Income Portfolio - Class I-2
December 31,	2023	141		3.08 to 2.83	462		4.55	1.20 to 1.55	22.22 to 21.98
December 31,	2022	148		2.52 to 2.32	394		8.26	1.20 to 1.55	(15.72) to (16.55)
December 31,	2021	169		2.99 to 2.78	531		8.75	1.20 to 1.55	29.44 to 29.30
December 31,	2020	168		2.31 to 2.15	406		1.96	1.20 to 1.55	13.79 to 13.16
December 31,	2019	180		1.90 to 2.35	382		10.00	1.20 to 1.55	27.52 to 29.12
Alger Large Cap Growth Portfolio - Class I-2
December 31,	2023	266		2.82 to 3.45	778		—	1.20 to 1.25	31.16 to 32.18
December 31,	2022	305		2.15 to 2.61	677		4.97	1.20 to 1.25	(39.61) to (38.88)
December 31,	2021	308		3.56 to 4.27	1,130		22.73	1.20 to 1.25	10.56 to 11.49
December 31,	2020	317		3.22 to 3.83	1,052		16.32	1.20 to 1.25	65.13 to 66.52
December 31,	2019	349		1.86 to 2.30	702		1.82	1.20 to 1.55	25.68 to 27.07
Alger Mid Cap Growth Portfolio - Class I-2
December 31,	2023	181		3.07 to 2.89	594		—	1.20 to 1.55	21.34 to 20.92
December 31,	2022	243		2.53 to 2.39	642		3.05	1.20 to 1.55	(36.75) to (36.94)
December 31,	2021	278		4.00 to 3.79	1,160		33.02	1.20 to 1.55	2.83 to 2.43
December 31,	2020	307		3.89 to 3.70	1,239		14.55	1.20 to 1.55	62.08 to 62.28
December 31,	2019	320		2.28 to 2.82	792		10.18	1.20 to 1.55	28.09 to 29.95
Alger Small Cap Growth Portfolio - Class I-2
December 31,	2023	175		2.54 to 2.39	483		—	1.20 to 1.55	14.93 to 14.90
December 31,	2022	176		2.21 to 2.08	419		19.10	1.20 to 1.55	(38.61) to (39.00)
December 31,	2021	172		3.60 to 3.41	672		30.28	1.20 to 1.55	(7.46) to (7.59)
December 31,	2020	167		3.89 to 3.69	698		8.15	1.20 to 1.55	64.83 to 64.73
December 31,	2019	196		2.21 to 2.77	494		4.64	1.20 to 1.55	27.27 to 28.84
Federated Hermes Fund for U.S. Government Securities II
December 31,	2023	220		1.18 to 1.59	319		2.48	1.20 to 1.25	3.51 to 2.58
December 31,	2022	216		1.14 to 1.55	302		1.91	1.20 to 1.25	(13.64) to (13.41)
December 31,	2021	210		1.32 to 1.79	338		2.63	1.20 to 1.25	(3.65) to (3.24)
December 31,	2020	284		1.37 to 1.85	466		2.19	1.20 to 1.25	3.79 to 3.93
December 31,	2019	326		1.32 to 1.78	510		2.63	1.20 to 1.55	4.09 to 5.56
Federated Hermes High Income Bond Fund II - Primary Shares
December 31,	2023	323		2.79 to 2.63	987		5.99	1.20 to 1.55	11.60 to 10.97
December 31,	2022	347		2.50 to 2.37	936		5.50	1.20 to 1.55	(13.19) to (12.87)
December 31,	2021	358		2.88 to 2.72	1,102		4.75	1.20 to 1.55	3.60 to 3.03
December 31,	2020	410		2.78 to 2.64	1,213		6.00	1.20 to 1.55	4.12 to 3.94
December 31,	2019	476		2.54 to 3.14	1,361		6.34	1.20 to 1.55	12.89 to 14.18

(5)       FINANCIAL HIGHLIGHTS (CONTINUED)

		Units		Unit Value	Net Assets		Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s	)	Lowest to Highest	(000s	)	Income Ratio	Lowest to Highest	Lowest to Highest
Federated Hermes Kaufmann Fund II - Primary Shares
December 31,	2023	74		3.9 to 4.58	310		—	1.20 to 1.25	13.70 to 14.79
December 31,	2022	73		3.43 to 3.99	264		13.68	1.20 to 1.25	(30.85) to (30.24)
December 31,	2021	91		4.96 to 5.72	489		6.42	1.20 to 1.25	1.22 to 2.14
December 31,	2020	92		4.90 to 5.60	483		9.35	1.20 to 1.25	27.27 to 28.44
December 31,	2019	100		3.66 to 4.36	412		7.50	1.20 to 1.55	31.65 to 33.33
Federated Hermes Managed Volatility Fund II - Primary Shares
December 31,	2023	145		1.98 to 2.42	325		1.85	1.20 to 1.25	7.03 to 8.52
December 31,	2022	146		1.85 to 2.23	302		26.87	1.20 to 1.25	(14.75) to (14.23)
December 31,	2021	171		2.17 to 2.60	415		1.60	1.20 to 1.25	17.30 to 18.18
December 31,	2020	143		1.85 to 2.20	287		2.84	1.20 to 1.25	(0.54) to 0.46
December 31,	2019	163		1.77 to 2.19	324		2.06	1.20 to 1.55	18.00 to 19.67
Federated Hermes Quality Bond Fund II - Primary Shares
December 31,	2023	63		1.5 to 1.43	97		2.60	1.20 to 1.55	4.90 to 4.38
December 31,	2022	63		1.43 to 1.37	92		4.31	1.20 to 1.55	(10.63) to (10.46)
December 31,	2021	91		1.60 to 1.53	151		3.84	1.20 to 1.55	(2.44) to (3.16)
December 31,	2020	142		1.64 to 1.58	250		3.35	1.20 to 1.55	6.49 to 6.76
December 31,	2019	217		1.48 to 1.77	367		3.13	1.20 to 1.55	7.25 to 9.26
Fidelity VIP Asset Manager Growth Portfolio - Initial Class
December 31,	2023	116		2.87 to 4.13	368		1.83	1.25 to 1.40	14.80 to 14.72
December 31,	2022	118		2.50 to 3.60	330		8.41	1.25 to 1.40	(18.03) to (18.00)
December 31,	2021	125		3.05 to 4.39	430		2.80	1.25 to 1.40	12.55 to 12.56
December 31,	2020	135		2.71 to 3.90	423		2.46	1.25 to 1.40	15.81 to 15.38
December 31,	2019	139		2.34 to 3.38	379		6.92	1.25 to 1.40	21.15 to 21.24
Fidelity VIP Asset Manager Portfolio - Initial Class
December 31,	2023	49		2.8 to 4.11	150		3.44	1.25 to 1.40	11.55 to 11.38
December 31,	2022	51		2.51 to 3.69	141		9.73	1.25 to 1.40	(16.05) to (16.14)
December 31,	2021	63		2.99 to 4.40	210		1.43	1.25 to 1.40	8.33 to 8.37
December 31,	2020	109		2.76 to 4.06	323		3.11	1.25 to 1.40	13.58 to 13.09
December 31,	2019	112		2.43 to 3.59	293		6.05	1.25 to 1.40	16.83 to 16.94
Fidelity VIP Asset Manager Portfolio - Service Class 2
December 31,	2023	—		2.6	—		3.32	1.25	11.59
December 31,	2022	—		2.33	—		8.71	1.25	(15.27)
December 31,	2021	—		2.75	—		2.01	1.25	9.56
December 31,	2020	—		2.51	—		—	1.25	14.61
December 31,	2019	—		2.19	—		—	1.25	17.11
Fidelity VIP Balanced Portfolio - Initial Class
December 31,	2023	5		3.36	18		5.26	1.25	20.00
December 31,	2022	5		2.80	15		7.21	1.25	(19.08)
December 31,	2021	6		3.46	20		8.04	1.25	16.50
December 31,	2020	6		2.97	17		—	1.25	20.73
December 31,	2019	6		2.46	14		7.69	1.40	23.00
Fidelity VIP Contrafund Portfolio - Initial Class
December 31,	2023	271		7.55 to 12.88	2,514		4.01	1.25 to 1.40	31.99 to 31.56
December 31,	2022	305		5.72 to 9.79	2,126		5.20	1.25 to 1.40	(27.32)
December 31,	2021	323		7.87 to 13.47	3,151		11.93	1.25 to 1.40	26.32 to 26.01
December 31,	2020	417		6.23 to 10.69	3,213		0.75	1.25 to 1.40	28.99 to 28.80
December 31,	2019	430		4.83 to 8.30	2,575		12.08	1.25 to 1.40	29.69 to 29.84
Fidelity VIP Contrafund Portfolio - Service Class 2
December 31,	2023	577		4.96 to 4.68	3,063		3.92	1.20 to 1.55	31.22 to 31.09
December 31,	2022	655		3.78 to 3.57	2,628		5.15	1.20 to 1.55	(27.31) to (27.59)
December 31,	2021	691		5.20 to 4.93	3,822		12.54	1.20 to 1.55	25.60 to 25.45
December 31,	2020	747		4.14 to 3.93	3,264		0.63	1.20 to 1.55	28.57 to 28.43
December 31,	2019	1,074		3.03 to 3.78	3,709		11.68	1.20 to 1.55	22.18 to 30.80

(5)       FINANCIAL HIGHLIGHTS (CONTINUED)

		Units		Unit Value	Net Assets		Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s	)	Lowest to Highest	(000s	)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Equity-Income Portfolio - Initial Class
December 31,	2023	60		7.36	441		4.75	1.40	9.20
December 31,	2022	70		6.74	469		5.13	1.40	(6.26)
December 31,	2021	81		7.19	583		12.26	1.40	23.12
December 31,	2020	107		5.84	622		6.39	1.40	5.23
December 31,	2019	109		5.55	605		8.54	1.40	25.57
Fidelity VIP Equity-Income Portfolio - Service Class 2
December 31,	2023	83		3.06 to 2.87	268		4.97	1.20 to 1.55	9.29 to 8.71
December 31,	2022	81		2.80 to 2.64	240		4.74	1.20 to 1.55	(6.67) to (6.71)
December 31,	2021	166		2.95 to 2.83	508		12.92	1.20 to 1.55	23.43 to 23.04
December 31,	2020	190		2.39 to 2.30	472		6.30	1.20 to 1.55	4.82 to 4.55
December 31,	2019	218		2.20 to 2.62	506		8.46	1.20 to 1.55	25.00 to 26.57
Fidelity VIP Government Money Market Portfolio - Initial Class
December 31,	2023	396		1.33	525		4.78	1.40	3.91
December 31,	2022	418		1.28	536		1.38	1.40	—
December 31,	2021	466		1.28	597		0.01	1.40	(1.54)
December 31,	2020	468		1.30	608		0.32	1.40	(0.76)
December 31,	2019	493		1.31	647		1.99	1.40	-
Fidelity VIP Government Money Market Portfolio - Service Class 2
December 31,	2023	2,365		0.92 to 0.89	2,340		4.54	1.20 to 1.55	3.37 to 3.49
December 31,	2022	2,457		0.89 to 0.86	2,315		1.25	1.20 to 1.55	0.00 to -1.15
December 31,	2021	2,741		0.89 to 0.87	2,591		0.01	1.20 to 1.55	(1.11) to (1.14)
December 31,	2020	2,762		0.90 to 0.88	2,628		0.23	1.20 to 1.55	(1.10) to (1.12)
December 31,	2019	2,813		0.89 to 1.00	2,702		1.86	1.20 to 1.55	0.00 to 1.10
Fidelity VIP Growth - Initial Class
December 31,	2023	83		12.99	1,073		4.79	1.40	34.33
December 31,	2022	91		9.67	884		8.40	1.40	(25.50)
December 31,	2021	103		12.98	1,335		20.60	1.40	21.54
December 31,	2020	124		10.68	1,326		9.52	1.40	41.83
December 31,	2019	136		7.53	1,027		6.89	1.40	32.57
Fidelity VIP Growth and Income - Initial Class
December 31,	2023	29		3.47	101		5.53	1.40	17.23
December 31,	2022	29		2.96	86		3.10	1.40	(6.33)
December 31,	2021	37		3.16	116		6.91	1.40	23.92
December 31,	2020	37		2.55	93		8.04	1.40	6.69
December 31,	2019	45		2.39	107		11.58	1.40	27.81
Fidelity VIP Growth and Income - Service Class 2
December 31,	2023	98		3.96 to 4.64	407		5.04	1.20 to 1.25	17.16 to 18.07
December 31,	2022	120		3.38 to 3.93	421		3.55	1.20 to 1.25	(6.37) to (5.53)
December 31,	2021	124		3.61 to 4.16	458		6.83	1.20 to 1.25	24.05 to 25.30
December 31,	2020	128		2.91 to 3.32	379		6.99	1.20 to 1.25	6.20 to 7.10
December 31,	2019	137		2.60 to 2.91	379		12.47	1.20 to 1.55	27.45 to 29.17
Fidelity VIP Growth Opportunities Portfolio - Initial Class
December 31,	2023	117		6.16	722		—	1.25	43.93
December 31,	2022	126		4.28	539		20.09	1.25	(38.94)
December 31,	2021	132		7.01	926		9.18	1.25	10.39
December 31,	2020	140		6.35	888		5.88	1.25	66.67
December 31,	2019	163		2.83 to 3.81	615		8.97	1.25 to 1.40	39.05 to 39.41
Fidelity VIP Growth Opportunities Portfolio - Service Class 2
December 31,	2023	175		4.77 to 5.83	861		—	1.20 to 1.25	43.24 to 44.67
December 31,	2022	203		3.33 to 4.03	709		20.07	1.20 to 1.25	(39.12) to (38.47)
December 31,	2021	210		5.47 to 6.55	1,214		9.09	1.20 to 1.25	10.28 to 11.21
December 31,	2020	238		4.96 to 5.89	1,248		5.72	1.20 to 1.25	65.89 to 67.81
December 31,	2019	266		1.07 to 3.51	843		8.25	1.20 to 1.55	(50.23) to 39.84

(5)       FINANCIAL HIGHLIGHTS (CONTINUED)

		Units		Unit Value	Net Assets		Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s	)	Lowest to Highest	(000s	)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP High Income - Initial Class									8.98
December 31,	2023	19		2.79	53		5.84	1.40	(4.78)
December 31,	2022	19		2.56	48		5.18	1.40	(12.63)
December 31,	2021	19		2.93	55		5.36	1.40	2.81
December 31,	2020	20		2.85	56		5.77	1.40	1.42
December 31,	2019	19		2.81	54		6.00	1.40	13.31
Fidelity VIP Index 500 Portfolio - Initial Class
December 31,	2023	330		5.52 to 11.55	2,658		2.43	1.25 to 1.40	24.60 to 24.46
December 31,	2022	398		4.43 to 9.28	2,611		2.22	1.25 to 1.40	(19.16) to (19.37)
December 31,	2021	448		5.48 to 11.51	3,583		1.95	1.25 to 1.40	26.85 to 26.76
December 31,	2020	549		4.32 to 9.08	3,359		2.05	1.25 to 1.40	16.76 to 16.56
December 31,	2019	589		3.70 to 7.79	3,061		3.50	1.25 to 1.40	29.62 to 29.82
Fidelity VIP Index 500 Portfolio - Service Class 2
December 31,	2023	595		3.53 to 3.33	2,323		2.21	1.20 to 1.55	24.30 to 23.79
December 31,	2022	648		2.84 to 2.69	2,015		2.00	1.20 to 1.55	(19.55) to (19.70)
December 31,	2021	652		3.53 to 3.35	2,499		1.77	1.20 to 1.55	26.52 to 26.42
December 31,	2020	697		2.79 to 2.65	2,098		1.77	1.20 to 1.55	16.25 to 16.23
December 31,	2019	877		1.96 to 2.82	2,227		3.27	1.20 to 1.55	5.95 to 30.56
Fidelity VIP Investment Grade Bond Portfolio - Initial Class
December 31,	2023	2		2.62	5		2.58	1.40	4.80
December 31,	2022	2		2.50	5		7.66	1.40	(14.09)
December 31,	2021	3		2.91	7		4.64	1.40	(2.02)
December 31,	2020	3		2.97	9		—	1.40	8.00
December 31,	2019	3		2.75	9		—	1.40	8.27
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2
December 31,	2023	593		1.41 to 1.68	987		2.42	1.20 to 1.25	5.22 to 5.66
December 31,	2022	643		1.34 to 1.59	996		7.50	1.20 to 1.25	(14.65) to (13.59)
December 31,	2021	635		1.57 to 1.84	1,138		4.61	1.20 to 1.25	(1.88) to (1.08)
December 31,	2020	566		1.60 to 1.86	1,025		2.77	1.20 to 1.25	7.38 to 8.77
December 31,	2019	374		1.43 to 1.71	610		2.48	1.20 to 1.55	7.52 to 8.92
Fidelity VIP Mid Cap Portfolio - Initial Class
December 31,	2023	71		9.02	644		3.39	1.40	13.46
December 31,	2022	73		7.95	577		6.83	1.40	(15.87)
December 31,	2021	79		9.45	749		16.69	1.40	23.85
December 31,	2020	80		7.63	607		0.60	1.40	16.49
December 31,	2019	82		6.55	536		12.03	1.40	21.75
Fidelity VIP Mid Cap Portfolio - Service Class 2
December 31,	2023	315		5.92 to 5.59	2,006		3.18	1.20 to 1.55	13.41 to 13.16
December 31,	2022	372		5.22 to 4.94	2,064		7.08	1.20 to 1.55	(16.08) to (16.27)
December 31,	2021	464		6.22 to 5.90	3,066		16.76	1.20 to 1.55	23.66 to 23.43
December 31,	2020	498		5.03 to 4.78	2,648		0.39	1.20 to 1.55	16.44 to 16.02
December 31,	2019	685		3.36 to 5.08	3,160		11.61	1.20 to 1.55	(5.95) to 23.00
Fidelity VIP Overseas Portfolio - Initial Class
December 31,	2023	32		3.32	107		1.20	1.40	19.00
December 31,	2022	40		2.79	111		1.94	1.40	(25.60)
December 31,	2021	43		3.75	163		7.47	1.40	18.30
December 31,	2020	64		3.17	202		1.14	1.40	14.03
December 31,	2019	65		2.78	181		5.37	1.40	25.79

(5)       FINANCIAL HIGHLIGHTS (CONTINUED)

		Units		Unit Value	Net Assets		Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s	)	Lowest to Highest	(000s	)	Income Ratio	Lowest to Highest	Lowest to Highest
Fidelity VIP Value Portfolio - Service Class 2
December 31,	2023	55		3.60 to 3.37	203		2.33	1.20 to 1.55	18.03 to 17.42
December 31,	2022	125		3.00 to 2.87	380		4.67	1.20 to 1.55	(5.36) to (5.59)
December 31,	2021	152		3.17 to 3.04	492		12.36	1.20 to 1.55	27.82 to 27.73
December 31,	2020	173		2.48 to 2.38	435		5.11	1.20 to 1.55	4.64 to 4.39
December 31,	2019	142		2.15 to 2.72	336		7.58	1.20 to 1.55	18.13 to 31.40
Fidelity VIP Value Strategies - Service Class 2
December 31,	2023	77		3.94 to 3.76	327		4.92	1.20 to 1.55	19.03 to 18.61
December 31,	2022	75		3.31 to 3.17	267		5.47	1.20 to 1.55	(8.56) to (8.65)
December 31,	2021	77		3.62 to 3.47	296		9.68	1.20 to 1.55	31.64 to 31.44
December 31,	2020	85		2.75 to 2.64	247		9.56	1.20 to 1.55	6.59 to 6.02
December 31,	2019	153		2.49 to 2.97	428		9.86	1.20 to 1.55	32.31 to 33.78
Invesco V.I. Discovery Mid Cap Growth Fund*
December 31,	2023	—		26.11 to 28.86	4		—	1.20 to 125	11.77 to 12.78
December 31,	2022	1		23.36 to 25.59	12		5.02	1.20 to 1.25	(31.80) to (31.23)
December 31,	2021	5		34.25 to 37.21	168		11.43	1.20 to 1.25	17.70 to 18.69
December 31,	2020	3		29.10 to 31.35	95		—	1.20 to 1.25	44.70 to 45.54
December 31,	2019	—		—	—		—	—	—
Invesco V.I. Diversified Dividend Fund - Series I
December 31,	2023	1		66.9 to 74.76	79		10.59	1.20 to 1.25	7.75 to 8.66
December 31,	2022	1		62.09 to 68.80	78		13.92	1.20 to 1.25	(2.85) to (2.02)
December 31,	2021	1		63.91 to 70.22	82		1.89	1.20 to 1.55	17.48 to 18.47
December 31,	2020	3		54.40 to 52.72	185		6.39	1.20 to 1.55	(1.07) to (1.40)
December 31,	2019	3		53.47 to 59.39	195		8.91	1.20 to 1.55	23.17 to 24.64
Invesco V.I. Equity and Income Fund**
December 31,	2023	83		2.11 to 1.99	187		7.41	1.20 to 1.55	9.33 to 8.74
December 31,	2022	83		1.93 to 1.83	170		14.25	1.20 to 1.55	(8.96)
December 31,	2021	89		2.12 to 2.01	201		2.81	1.20 to 1.55	—
December 31,	2020	—		—	—		—	—	—
December 31,	2019	—		—	—		—	—	—
Invesco V.I. Health Care Fund - Series I
December 31,	2023	25		3.42 to 3.16	97		—	1.20 to 1.55	1.79 to 1.61
December 31,	2022	26		3.36 to 3.11	95		10.69	1.20 to 1.55	(14.29) to (14.79)
December 31,	2021	40		3.92 to 3.65	172		11.20	1.20 to 1.55	10.73 to 10.61
December 31,	2020	40		3.47 to 3.30	152		1.85	1.20 to 1.55	13.03 to 12.63
December 31,	2019	67		2.93 to 3.60	217		1.57	1.20 to 1.55	30.64 to 31.87
Invesco V.I. Global Real Estate Fund - Series I
December 31,	2023	66		3.42 to 3.23	230		1.49	1.20 to 1.55	7.55 to 7.31
December 31,	2022	69		3.18 to 3.01	223		2.17	1.20 to 1.55	(25.87) to (26.04)
December 31,	2021	101		4.29 to 4.07	462		2.60	1.20 to 1.55	23.99 to 23.71
December 31,	2020	123		3.46 to 3.29	457		7.23	1.20 to 1.55	(13.28) to (13.65)
December 31,	2019	141		3.81 to 4.69	600		4.53	1.20 to 1.55	20.95 to 22.45
Invesco V.I. Managed Volatility Fund - Series I***
December 31,	2023	—		—	—		—	—	—
December 31,	2022	—		—	—		—	—	—
December 31,	2021	—		—	—		1.76	1.20 to 1.55	—
December 31,	2020	129		1.88 to 1.79	266		4.07	1.20 to 1.55	(2.59) to (3.24)
December 31,	2019	160		1.85 to 2.27	332		5.15	1.20 to 1.55	16.97 to 18.23

*This fund was opened on April 30, 2020.
**This fund was opened on April 30, 2021.
***This fund closed on April 30, 2021.

(5)       FINANCIAL HIGHLIGHTS (CONTINUED)

		Units		Unit Value	Net Assets		Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s	)	Lowest to Highest	(000s	)	Income Ratio	Lowest to Highest	Lowest to Highest
Invesco V.I. Small Cap Equity Fund - Series I
December 31,	2023	30		2.85 to 3.39	89		1.47	1.20 to 1.25	15.38 to 16.10
December 31,	2022	54		2.47 to 2.92	136		15.92	1.20 to 1.25	(21.59) to (20.87)
December 31,	2021	68		3.15 to 3.69	225		5.40	1.20 to 1.25	19.32 to 20.20
December 31,	2020	77		2.64 to 3.07	213		8.62	1.20 to 1.25	25.71 to 26.86
December 31,	2019	128		2.06 to 2.42	285		13.38	1.20 to 1.55	24.85 to 26.04
Invesco V.I. Technology Fund - Series I
December 31,	2023	84		2.37 to 2.82	213		—	1.20 to 1.25	45.40 to 46.11
December 31,	2022	89		1.63 to 1.93	154		30.42	1.20 to 1.25	(40.73) to (40.06)
December 31,	2021	135		2.75 to 3.22	400		9.54	1.20 to 1.25	13.17 to 13.78
December 31,	2020	136		2.38 to 2.83	354		8.76	1.20 to 1.25	44.24 to 45.88
December 31,	2019	183		1.58 to 1.94	321		10.34	1.20 to 1.55	33.90 to 35.66
Lazard Retirement Emerging Markets Portfolio
December 31,	2023	21		3.87	83		4.87	1.25	20.94
December 31,	2022	23		3.20	74		3.17	1.25	(16.23)
December 31,	2021	29		3.82	112		1.87	1.25	4.09
December 31,	2020	29		3.67	106		2.25	1.25	(2.39)
December 31,	2019	29		3.76	108		0.94	1.25	16.77
Lazard Retirement Small-Mid Cap Portfolio
December 31,	2023	38		4.84	183		—	1.25	8.52
December 31,	2022	37		4.46	164		26.27	1.25	(16.48)
December 31,	2021	38		5.34	202		0.16	1.25	18.40
December 31,	2020	46		4.51	207		7.62	1.25	5.37
December 31,	2019	45		4.28	192		2.24	1.25	28.14
MFS Core Equity Portfolio - Initial Class
December 31,	2023	5		56.72 to 61.11	286		5.54	1.20 to 1.25	21.70 to 22.71
December 31,	2022	6		46.61 to 49.80	265		11.46	1.20 to 1.25	(18.25) to (17.56)
December 31,	2021	6		57.02 to 60.41	346		7.70	1.20 to 1.25	23.81 to 24.89
December 31,	2020	7		46.06 to 48.37	322		5.92	1.20 to 1.25	17.29 to 18.29
December 31,	2019	7		38.62 to 40.89	282		14.20	1.20 to 1.55	31.14 to 32.72
MFS Growth Series - Initial Class
December 31,	2023	269		3.17 to 6.84	1,205		7.92	1.20 to 1.25	34.32 to 34.12
December 31,	2022	270		2.36 to 2.80	924		9.77	1.20 to 1.25	(32.57) to (31.87)
December 31,	2021	341		3.50 to 7.55	1,752		13.66	1.20 to 1.25	22.38 to 21.97
December 31,	2020	348		2.86 to 6.19	1,465		6.45	1.20 to 1.25	30.00 to 30.32
December 31,	2019	388		2.06 to 4.75	1,258		9.06	1.20 to 1.55	35.53 to 38.04
MFS Investors Trust Series - Initial Class
December 31,	2023	48		3.55 to 4.24	185		6.55	1.20 to 1.25	17.55 to 18.77
December 31,	2022	55		3.02 to 3.57	179		12.47	1.20 to 1.25	(17.49) to (16.78)
December 31,	2021	64		3.66 to 4.29	257		3.59	1.20 to 1.25	25.34 to 26.18
December 31,	2020	70		2.92 to 3.40	222		4.08	1.20 to 1.25	12.31 to 13.71
December 31,	2019	71		2.42 to 2.99	200		5.95	1.20 to 1.55	29.41 to 31.14
MFS Research Series - Initial Class
December 31,	2023	29		3.19 to 4.38	119		5.99	1.20 to 1.25	20.83 to 20.99
December 31,	2022	29		2.64 to 3.62	98		11.79	1.20 to 1.25	(18.27) to (18.28)
December 31,	2021	36		3.23 to 4.43	147		5.39	1.20 to 1.25	23.28 to 23.40
December 31,	2020	52		2.62 to 3.59	178		4.28	1.20 to 1.25	14.91 to 15.06
December 31,	2019	57		2.18 to 3.12	169		11.04	1.20 to 1.55	31.03 to 32.51
T. Rowe Price Equity Income Portfolio
December 31,	2023	372		3.81 to 3.59	1,541		6.33	1.20 to 1.55	8.24 to 7.81
December 31,	2022	408		3.52 to 3.33	1,549		6.49	1.20 to 1.55	(4.61) to (4.86)
December 31,	2021	488		3.69 to 3.50	1,936		8.03	1.20 to 1.55	23.83 to 23.67
December 31,	2020	613		2.98 to 2.83	1,935		4.64	1.20 to 1.55	0.00 to (0.35)
December 31,	2019	734		2.84 to 3.51	2,337		8.33	1.20 to 1.55	24.56 to 25.81

(5)       FINANCIAL HIGHLIGHTS (CONTINUED)

		Units		Unit Value	Net Assets		Investment[1]	Expense Ratio[2]	Total Return[3]
		(000s	)	Lowest to Highest	(000s	)	Income Ratio	Lowest to Highest	Lowest to Highest
T. Rowe Price International Stock Portfolio
December 31,	2023	520		1.57 to 1.48	960		0.99	1.20 to 1.55	14.60 to 14.73
December 31,	2022	584		1.37 to 1.29	917		3.01	1.20 to 1.55	(16.46) to (17.31)
December 31,	2021	724		1.64 to 1.56	1,342		6.87	1.20 to 1.55	0.00 to 0.00
December 31,	2020	752		1.64 to 1.56	1,386		5.01	1.20 to 1.55	12.33 to 12.23
December 31,	2019	813		1.39 to 2.08	1,317		6.08	1.20 to 1.55	25.42 to 27.61
T. Rowe Price Limited-Term Bond Portfolio
December 31,	2023	265		1.39 to 1.31	407		3.31	1.20 to 1.55	3.73 to 3.15
December 31,	2022	286		1.34 to 1.27	416		2.10	1.20 to 1.55	(6.29) to (5.93)
December 31,	2021	297		1.43 to 1.35	457		1.91	1.20 to 1.55	(0.69) to (1.46)
December 31,	2020	339		1.44 to 1.37	533		1.95	1.20 to 1.55	2.86 to 3.01
December 31,	2019	486		1.33 to 1.64	751		2.25	1.20 to 1.55	2.90 to 3.80
T. Rowe Price Mid-Cap Growth Portfolio
December 31,	2023	130		6.41 to 10.18	1,161		6.13	1.20 to 1.55	18.48 to 18.51
December 31,	2022	157		5.41 to 8.59	1,218		2.88	1.20 to 1.55	(23.59) to (23.58)
December 31,	2021	165		7.08 to 11.24	1,662		10.04	1.20 to 1.55	13.28 to 13.42
December 31,	2020	198		6.25 to 5.93	1,725		7.62	1.20 to 1.55	22.31 to 21.77
December 31,	2019	225		4.87 to 8.10	1,600		7.68	1.20 to 1.55	29.42 to 30.65
VanEck VIP Emerging Markets Fund - Initial Class
December 31,	2023	44		3.13	139		3.60	1.25	8.30
December 31,	2022	44		2.89	127		19.17	1.25	(25.32)
December 31,	2021	50		3.87	192		3.18	1.25	(12.84)
December 31,	2020	48		4.44	212		5.13	1.25	15.63
December 31,	2019	48		3.84	185		3.27	1.25	29.29
VanEck VIP Global Resources Fund - Initial Class
December 31,	2023	6		2.85	18		2.83	1.25	(4.68)
December 31,	2022	8		2.99	25		1.57	1.25	7.17
December 31,	2021	12		2.79	33		0.44	1.25	17.23
December 31,	2020	12		2.38	28		—	1.25	17.82
December 31,	2019	11		2.02	21		—	1.25	10.38

[1]
These ratios represent the dividends, excluding distributions of realized gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

[2]
These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund are excluded.

[3]
These ratios represent the total return, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(6)       UNIT CHANGES
The changes in units outstanding for the periods ended December 31, 2023 and December 31, 2022 were as follows:
		2022			2023
	December 31, 2021	Units	Units	December 31, 2022	Units	Units	December 31, 2023
Fund	Units Outstanding	Purchased	Redeemed	Units Outstanding	Purchased	Redeemed	Units Outstanding
Alger Balanced Portfolio - Class I-2	195,818	10,623	36,282	170,159	12,013	11,745	170,427
Alger Capital Appreciation Portfolio - Class I-2	311,101	8,229	85,096	234,234	8,862	25,372	217,724
Alger Growth & Income Portfolio - Class I-2	169,350	4,201	25,672	147,879	3,911	10,305	141,485
Alger Large Cap Growth Portfolio - Class I-2	307,982	14,396	17,646	304,732	4,692	42,940	266,483
Alger Mid Cap Growth Portfolio - Class I-2	277,974	6,694	41,378	243,290	4,049	66,047	181,293
Alger Small Cap Growth Portfolio - Class I-2	172,386	26,246	22,737	175,895	8,289	9,537	174,647
Federated Hermes Fund for U.S. Government Securities II	209,584	23,624	17,376	215,832	6,891	2,479	220,244
Federated Hermes High Income Bond Fund II - Primary Shares	358,297	14,219	25,719	346,797	17,447	41,103	323,141
Federated Hermes Kaufmann Fund II - Primary Shares	91,346	6,916	25,398	72,864	4,514	2,636	74,742
Federated Hermes Managed Volatility Fund II - Primary Shares	170,516	6,975	31,824	145,667	8,151	9,116	144,702
Federated Hermes Quality Bond Fund II - Primary Shares	91,178	2,450	30,551	63,077	1,985	1,886	63,176
Fidelity VIP Asset Manager Growth Portfolio - Initial Class	125,031	—	6,953	118,078	995	3,494	115,579
Fidelity VIP Asset Manager Portfolio - Initial Class	63,286	113	12,399	51,000	368	2,202	49,166
Fidelity VIP Asset Manager Portfolio - Service Class 2	31	—	—	31	—	1	30
Fidelity VIP Balanced Portfolio - Initial Class	5,655	—	249	5,406	—	185	5,221
Fidelity VIP Contrafund Portfolio - Initial Class	322,903	1,677	19,606	304,974	793	34,792	270,975
Fidelity VIP Contrafund Portfolio - Service Class 2	690,883	14,347	50,472	654,758	17,914	95,566	577,106
Fidelity VIP Equity-Income Portfolio - Initial Class	81,049	175	11,636	69,588	173	9,823	59,938
Fidelity VIP Equity-Income Portfolio - Service Class 2	166,264	9,761	95,067	80,958	6,113	4,540	82,531
Fidelity VIP Government Money Market Portfolio - Initial Class	465,634	2,979	50,389	418,224	3,966	25,804	396,386
Fidelity VIP Government Money Market Portfolio - Service Class 2	2,741,205	479,704	763,472	2,457,437	349,129	442,084	2,364,482
Fidelity VIP Growth - Initial Class	102,831	317	11,767	91,381	311	9,079	82,613
Fidelity VIP Growth and Income - Initial Class	36,603	—	7,438	29,165	—	5	29,160
Fidelity VIP Growth and Income - Service Class 2	123,928	10,779	14,967	119,740	6,654	28,620	97,774
Fidelity VIP Growth Opportunities Portfolio - Initial Class	131,954	3,835	10,110	125,679	447	8,927	117,199
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	210,158	8,792	15,683	203,267	4,151	32,697	174,721
Fidelity VIP High Income - Initial Class	18,839	562	803	18,598	565	323	18,840
Fidelity VIP Index 500 Portfolio - Initial Class	448,009	831	51,069	397,771	1,875	69,250	330,396
Fidelity VIP Index 500 Portfolio - Service Class 2	651,522	22,179	25,883	647,818	29,100	82,369	594,549
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	2,526	—	356	2,170	—	86	2,084
Fidelity VIP Investment Grade Bond Portfolio - Service Class 2	634,943	37,173	29,420	642,696	44,542	94,307	592,931
Fidelity VIP Mid Cap Portfolio - Initial Class	79,248	393	7,035	72,606	412	1,565	71,453
Fidelity VIP Mid Cap Portfolio - Service Class 2	464,365	5,855	97,984	372,236	7,957	64,919	315,274
Fidelity VIP Overseas Portfolio - Initial Class	43,417	565	4,060	39,922	528	8,295	32,155
Fidelity VIP Value Portfolio - Service Class 2	152,423	728	28,645	124,506	1,361	70,743	55,124
Fidelity VIP Value Strategies - Service Class 2	76,965	2,633	4,212	75,386	3,958	2,268	77,076
Invesco V.I. Discovery Mid Cap Growth Fund	4,540	85	4,100	525	5	395	135
Invesco V.I. Diversified Dividend Fund - Series I	1,213	55	89	1,179	153	245	1,087
Invesco V.I. Equity and Income Fund	89,227	3,482	9,274	83,435	3,865	4,107	83,193
Invesco V.I. Health Care Fund - Series I	39,909	1,934	15,875	25,968	2,734	3,444	25,258
Invesco V.I. Global Real Estate Fund - Series I	100,571	2,669	33,907	69,333	4,179	7,121	66,391
Invesco V.I. Small Cap Equity Fund - Series I	67,988	1,716	15,570	54,134	2,240	26,657	29,717
Invesco V.I. Technology Fund - Series I	135,378	4,226	50,705	88,899	4,352	9,414	83,837
Lazard Retirement Emerging Markets Portfolio	29,262	—	6,125	23,137	—	1,697	21,440
Lazard Retirement Small-Mid Cap Portfolio	37,805	—	983	36,822	1,022	153	37,691
MFS Core Equity Portfolio - Initial Class	6,069	109	510	5,668	144	788	5,024
MFS Growth Series - Initial Class	341,020	10,849	81,522	270,347	11,790	12,724	269,413
MFS Investors Trust Series - Initial Class	64,318	1,165	10,968	54,515	1,361	7,861	48,015
MFS Research Series - Initial Class	35,558	745	7,601	28,702	709	617	28,794
T. Rowe Price Equity Income Portfolio	487,691	7,717	87,722	407,686	15,148	50,471	372,363
T. Rowe Price International Stock Portfolio	724,310	24,410	164,625	584,095	26,890	90,570	520,415
T. Rowe Price Limited-Term Bond Portfolio	296,761	14,966	25,819	285,908	20,183	40,840	265,251
T. Rowe Price Mid-Cap Growth Portfolio	164,746	605	8,633	156,718	2,621	29,785	129,554
VanEck VIP Emerging Markets Fund - Initial Class	49,573	—	5,526	44,047	334	62	44,319
VanEck VIP Global Resources Fund - Initial Class	11,826	—	3,461	8,365	—	1,973	6,392
Total	12,882,969	802,704	2,212,369	11,473,304	659,846	1,604,034	10,529,116

(7) SUBSEQUENT EVENTS
The Separate Account evaluated subsequent events through the date the financial statements were issued. During this period, there were no significant subsequent events that required adjustment to or disclosure in the accompanying financial statements.